SPINNAKER ETF SERIES

TRAJAN WEALTH INCOME OPPORTUNITIES ETF
(the “Fund”)

Supplement dated May 26, 2022
to the Prospectus dated February 1, 2022
This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus for the Fund.
The second paragraph in the section of the Prospectus entitled “Service Providers” is replaced with the following:
Custodians. ClearStreet, LLC (“ClearStreet”), located at 55 Broadway, New York, NY 10006 serves as a custodian for the Fund. ClearStreet is primarily responsible for depositing and withdrawing ETF shares with DTC and making available a list of the names and the amounts of the Deposit Securities through the facilities of the NSCC. To the extent necessary to provide that service, ClearStreet maintains an account in the name of the Fund.
UMB Bank, n.a., (“UMB”) located at located at 1010 Grand Blvd, Kansas City, Missouri 64106 also serves as a custodian for the Fund. UMB is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Fund with respect to portfolio securities, and paying out monies of the Fund.
For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

SPINNAKER ETF SERIES
TRAJAN WEALTH INCOME OPPORTUNITIES ETF
(the “Fund”)

Supplement dated May 26, 2022
to the Statement of Additional Information (“SAI”) dated February 1, 2022
This Supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI for the Fund.
The fourth and fifth paragraphs above the section of the SAI entitled “Brokerage Transactions” are replaced with the following:
Custodians.  ClearStreet, LLC (“ClearStreet”), located at 55 Broadway, New York, NY 10006 serves as a custodian for the Fund. ClearStreet is primarily responsible for depositing and withdrawing ETF shares with DTC and making available a list of the names and the amounts of the Deposit Securities through the facilities of the NSCC. To the extent necessary to provide that service, ClearStreet maintains an account in the name of the Fund.
UMB Bank, n.a., (“UMB”) located at located at 1010 Grand Blvd, Kansas City, Missouri 64106 also serves as a custodian for the Fund. UMB is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Fund with respect to portfolio securities, and paying out monies of Fund.
The custodians are authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.
The Officers table in the section of the SAI entitled “Management – Trustees and Officers” is replaced in its entirety with the following:
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 12/16	Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 5/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019.  Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference